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                    Seward & Kissel LLP
                  One Battery Park Plaza
                 New York, New York 10105


                                February 7, 2000



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


         Re:  Alliance Global Environment Fund, Inc.
              (File Nos. 33-30409 and 811-5993)

Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectuses of the above referenced fund do not differ from those included in the most recent post-effective amendment to the fund's registration statement, the text of which was filed electronically.


                                Very truly yours,


                                /s/ Janet R. Murtha





















00250070.BE9